Exhibit 99.4

Wells Fargo Dealer Floorplan Master Note Trust
2015-2

Payment Date:	7/20/2017
Collection Period Ended:	6/30/2017
Closing Date:	2/4/2015
Next Payment Date:	8/21/2017
Expected Principal Payment Date:	1/20/2020
Final Maturity Date:	1/20/2022

Note Payment Detail
					Principal	Interest	Total Principal
					Payment	Payment	and Interest
Class	CUSIP	Interest Rate	Original Balance	Beginning Balance	Amount	Amount	Amount	Ending Balance
A	36159LCS3	1.86222%	300,000,000.00	300,000,000.00	0.00	465,555.00	465,555.00	300,000,000.00
B	36159LCT1	2.21222%	6,315,789.00	6,315,789.00	0.00	11,643.26	11,643.26	6,315,789.00
C	36159LCU8	2.81222%	9,473,684.00	9,473,684.00	0.00	22,201.74	22,201.74	9,473,684.00

Totals			315,789,473.00	315,789,473.00	0.00	499,400.00	499,400.00	315,789,473.00

Combined Outstanding Principal Balance
Beginning Combined Outstanding Principal Balance	6,747,956,007.00
New Volume	1,976,526,404.49
Principal Collections	2,318,304,635.87
Default Amount	272,235.45
Ending Combined Outstanding Principal Balance	6,405,905,540.17

Aggregate Principal Receivables
Ending Combined Outstanding Principal Balance	6,405,905,540.17
Adjustment for charged-off Receivables	8,075,068.13
Aggregate Principal Receivables	6,397,830,472.04

Overconcentrations
Product Line Overconcentrations	71,878,109.45
Dealer Overconcentrations	0.00
Manufacturer Overconcentrations	0.00

Discount Factor	0.00%

Collections	Total	Overconcentrations	Net of Overconcentrations
Principal Collections	2,318,304,635.87	23,408,312.24	2,294,896,323.63
Non Principal Collections	45,414,923.52	421,631.38	44,993,292.14
Total Collections	2,363,719,559.39	23,829,943.62	2,339,889,615.77

Defaults
Default Amount	272,235.45	2,559.23	269,676.22

Asset Performance
Annualized Yield			8.08%
Monthly Payment Rate			34.37%
Default Rate			0.05%

Wells Fargo Dealer Floorplan Master Note Trust
2015-2

Payment Date:	7/20/2017
Collection Period Ended:	6/30/2017
Closing Date:	2/4/2015
Next Payment Date:	8/21/2017
Expected Principal Payment Date:	1/20/2020
Final Maturity Date:	1/20/2022

Series Allocations

Allocation Percentage for Non Principal Collections and Default Amount	4.99%
Allocation Percentage for Principal Collections	4.99%
Non Principal Collections Allocated to Series	2,244,384.44
Principal Collections Allocated to Series	114,475,499.65
Default Amount Allocated to Series	13,452.16

Application of Available Non Principal Collections

Non Principal Collections Allocated to Series	2,244,384.44
Investment Earnings in Series Accounts	5,403.83
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfall for Series	0.00
Available Non Principal Collections Allocated to Series	2,249,788.27

(i)	(A)	Amount to Indenture Trustee	1,500.00
	(B)	Amount to Trustee	0.00
	(C)	Amount to Administrator	76.92
	(D)	Amount to Custodian	0.00

(ii)	Noteholder Servicing Fee		552,631.58
	Unpaid Servicer Advances and interest thereon		0.00

(iii)	Class A Monthly Interest		465,555.00
(iv)	Class B Monthly Interest		11,643.26
(v)	Class C Monthly Interest		22,201.74

(vi)	Investor Default Amount (treated as Available Principal Collections)		13,452.16
(vii)	Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections		0.00
(viii)	Amount Required to be Deposited into the Reserve Account		0.00

(ix)	Remaining Amounts due to Indenture Trustee, Trustee, Administrator, and Custodian
	Indenture Trustee 0.00 , Trustee 0.00 , Administrator 0.00 , Custodian 0.00		0.00

(x)	Amounts otherwise required to be Deposited into the Principal Account		0.00

(xi)	(If Early Amortization Period has not occurred)
	Release to Issuer to make required yield payments on the Principal Overcollateralization Amount		1,182,727.61

(xii)	(If Early Amortization Period has occurred)		0.00
	Make principal payments, then release to Issuer to make required yield payments on the Principal Overcollateralization Amount

Wells Fargo Dealer Floorplan Master Note Trust
2015-2

Payment Date:	7/20/2017
Collection Period Ended:	6/30/2017
Closing Date:	2/4/2015
Next Payment Date:	8/21/2017
Expected Principal Payment Date:	1/20/2020
Final Maturity Date:	1/20/2022

Excess Non Principal Collections for Series 2014-1	2,749,881.67
Excess Non Principal Collections for Series 2014-2	1,947,373.12
Excess Non Principal Collections for Series 2015-1	1,811,814.17
Excess Non Principal Collections for Series 2015-2	1,097,698.40
Total Excess Non Principal Collections	7,606,767.36

Non Principal Shortfalls for Series 2014-1	0.00
Non Principal Shortfalls for Series 2014-2	0.00
Non Principal Shortfalls for Series 2015-1	0.00
Non Principal Shortfalls for Series 2015-2	0.00
Total Non Principal Shortfalls	0.00

Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2014-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2014-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2015-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2015-2	0.00
Total Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls	0.00
Released to Transferor	7,606,767.36

Wells Fargo Dealer Floorplan Master Note Trust
2015-2

Payment Date:	7/20/2017
Collection Period Ended:	6/30/2017
Closing Date:	2/4/2015
Next Payment Date:	8/21/2017
Expected Principal Payment Date:	1/20/2020
Final Maturity Date:	1/20/2022

Application of Available Principal Collections

Revolving Period
Principal Collections Allocated to Series	114,475,499.65
Investor Default Amount and Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections	13,452.16
Available Principal Collections Treated as Shared Principal Collections	114,488,951.81

Controlled Accumulation Period
Principal Collections Allocated to Series	0.00
Investor Default Amount and Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections	0.00
Aggregate Shared Principal Collections applied to Principal Shortfall for Series	0.00
(i) Monthly Principal Deposited into the Principal Account	0.00
(ii) Monthly Principal Deposited into the Distribution Account and paid to Noteholders:
Class A 0.00 , Class B 0.00 , Class C 0.00	0.00
(iii) Principal Overcollateralization Amount	0.00
(iv) Amounts Remaining as Shared Principal Collections	0.00

Early Amortization Period
Principal Collections Allocated to Series	0.00
Investor Default Amount and Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections	0.00
Aggregate Shared Principal Collections applied to Principal Shortfall for Series	0.00
Series Specific Excess Non-Principal Collections	0.00
(i) Monthly Principal Deposited into the Principal Account	0.00
(ii) Monthly Principal Deposited into the Distribution Account and paid to Noteholders:
Class A 0.00 , Class B 0.00 , Class C 0.00	0.00
(iii) Principal Overcollateralization Amount	0.00
(iv) Amounts Remaining as Shared Principal Collections	0.00

Wells Fargo Dealer Floorplan Master Note Trust
2015-2

Payment Date:	7/20/2017
Collection Period Ended:	6/30/2017
Closing Date:	2/4/2015
Next Payment Date:	8/21/2017
Expected Principal Payment Date:	1/20/2020
Final Maturity Date:	1/20/2022

Shared Principal Collections for Principal Sharing Series
Aggregate Shared Principal Collections for Principal Sharing Series	486,578,045.64
Aggregate Principal Shortfall for Principal Sharing Series	115,426,173.80

Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2014-1	115,426,173.80
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2014-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2015-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2015-2	0.00
Amount Deposited into the Excess Funding Account	0.00
Released to Issuer	371,151,871.81

Credit Enhancement (Series Level)

Required Reserve Account

Required Reserve Account Percentage	2.50%
Note Principal Balance	315,789,473.00
Required Reserve Account Amount	7,894,736.84

Reserve Account Investment Earnings	5,354.51
Beginning Reserve Account Amount	7,894,736.84
Reserve Account Deposits	0.00
Reserve Account Withdrawals	0.00
Ending Reserve Account Amount	7,894,736.84

Reserve Account Deficiency	0.00

Principal Overcollateralization Amount	15,789,474.00

Wells Fargo Dealer Floorplan Master Note Trust
2015-2

Payment Date:	7/20/2017
Collection Period Ended:	6/30/2017
Closing Date:	2/4/2015
Next Payment Date:	8/21/2017
Expected Principal Payment Date:	1/20/2020
Final Maturity Date:	1/20/2022

Non Principal Account (Series Level Account)
Beginning Balance		0.00
Deposits		585,929.21
Disbursements		585,929.21
Ending Balance		0.00

Principal Account (Series Level Account)
Principal Account Investment Earnings		0.00
Beginning Balance		0.00
Deposits		0.00
Disbursements		0.00
Ending Balance		0.00

Free Equity Amount (Trust Level)
Note Trust Principal Balance		6,397,830,472.04
Note Principal Balance	1,342,105,263.00
Principal Overcollateralization Amount	67,105,263.00
Excess Investor Charge-offs & Reallocated Principal Collections	0.00
Aggregate Collateral Amount for all Series of Notes outstanding		1,409,210,526.00
Free Equity Amount		4,988,619,946.04

Minimum Free Equity Percentage		0.00%
Total Overconcentration		71,878,109.45
Minimum Free Equity Amount		71,878,109.45

VFN Activity (Trust Level)
Free Equity Amount before VFN activity		4,988,619,946.04
VFN Optional Amortization Amount		0.00
(VFN Additional Advance Amount)		0.00
Free Equity Amount after VFN activity		4,988,619,946.04

Excess Funding Account (Trust Level Account)
Excess Funding Account Investment Earnings		0.00
Beginning Balance		0.00
Deposits		0.00
Disbursements		0.00
Ending Balance		0.00

Wells Fargo Dealer Floorplan Master Note Trust
2015-2

Payment Date:	7/20/2017
Collection Period Ended:	6/30/2017
Closing Date:	2/4/2015
Next Payment Date:	8/21/2017
Expected Principal Payment Date:	1/20/2020
Final Maturity Date:	1/20/2022

Summary of Allocation of Collections
Total Principal Collections	2,294,896,323.63

Principal Collections Allocated to Series 2014-1	257,569,874.30
Principal Collections Allocated to Series 2014-2	190,792,499.65
Principal Collections Allocated to Series 2015-1	181,252,874.65
Principal Collections Allocated to Series 2015-2	114,475,499.65
Principal Collections Not Allocated to Any Series and Released to Issuer	1,550,805,575.38

Total Non Principal Collections	44,993,292.14

Non Principal Collections Allocated to Series 2014-1	5,049,864.99
Non Principal Collections Allocated to Series 2014-2	3,740,640.74
Non Principal Collections Allocated to Series 2015-1	3,553,608.70
Non Principal Collections Allocated to Series 2015-2	2,244,384.44
Non Principal Collections Not Allocated to Any Series and Released to Issuer	30,404,793.27

Wells Fargo Dealer Floorplan Master Note Trust
2015-2

Payment Date:	7/20/2017
Collection Period Ended:	6/30/2017
Closing Date:	2/4/2015
Next Payment Date:	8/21/2017
Expected Principal Payment Date:	1/20/2020
Final Maturity Date:	1/20/2022

Performance

(1) Are there any material modifications, extensions, or waivers to pool assets?	No

(2) Are there any material breaches of pool asset representations and warranties or covenants?	No

(3) Are there any changes in criteria used to originate, acquire, or select new pool assets?	No

(4) Has the master servicer made any Servicer Advances during the previous collection period?	No

(5) Has an Early Amortization Event occurred?	No

(6) Has the Monthly Payment Rate trigger been met?	No

Current Month's Monthly Payment Rate	34.37%
Prior Month's Monthly Payment Rate	33.53%
Second Prior Month's Monthly Payment Rate	27.57%
3 Month Average Monthly Payment Rate	31.82%

(7) Has the Default Rate trigger been met?		No

Current Month's Default Rate	0.05%
Prior Month's Default Rate	0.29%
Second Prior Month's Default Rate	0.08%
3 Month Average Default Rate	0.14%

(8) Is Reserve Account balance less than Reserve Account trigger?		No

Reserve Account balance	7,894,736.84
(A) Required Reserve Account Percentage minus 0.25%	2.25%
times (B) Note Principal Balance	315,789,473.00
Reserve Account trigger	7,105,263.14

(9) Is the sum of all investments held in trust accounts of the Issuer more than 50% of the assets of the Issuer on each of 6 or more preceding consecutive monthly determination dates?		No

Current Month	0.80%

(10) Have any new series been issued during the related monthly collection period?		No

(11) Have any account additions or account removals (other than Inactive Accounts) occurred during the related monthly collection period?		No

Number of accounts added / removed : 0
Outstanding balance of Principal Receivables in such added / (removed) accounts as of the date of such addition / removal: 0

Wells Fargo Dealer Floorplan Master Note Trust
2015-2

Payment Date:	7/20/2017
Collection Period Ended:	6/30/2017
Closing Date:	2/4/2015
Next Payment Date:	8/21/2017
Expected Principal Payment Date:	1/20/2020
Final Maturity Date:	1/20/2022

Delinquency

	Count of	Amount	Percentage of Total	Percentage of Total
Days Outstanding	Accounts	(Dollars in Millions)	Receivables Outstanding	Accounts Outstanding
30-59	224	5.3	0.08%	1.09%
60-89	76	1.9	0.03%	0.37%
90-119	36	0.6	0.01%	0.17%
120-149	18	1.1	0.02%	0.09%
150-179	9	0.2	0.00%	0.04%
180+	41	1.2	0.02%	0.20%
*Total	404	10.2	0.16%	1.96%

*Figures may not foot due to rounding

IN WITNESS WHEREOF, the undersigned has duly executed this monthly Noteholder's Statement as of the _____ day of _____________ , _________ .

Wells Fargo Bank, N.A.
as Master Servicer

BY:
NAME: Ashka Patel
TITLE: Authorized Signatory

Page 9 of 9